ANNUAL REPORT
FOR
AUL AMERICAN UNIT TRUST
DECEMBER 31, 2000

American United Life Insurance Company

This  report and  the financial statements contained herein are for the general
information  of the  Participants.  The report   is not to   be  distributed to
prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Unit Trust

The year 2000 ended as one of the most tumultuous years Wall Street has experienced. At the beginning of the year, the outlook for the U.S. economy and our investment markets was extremely positive. The current economic expansion, which began in March 1991, was labeled the longest post-war expansion in history with no end in sight.

But as the year progressed, signs of worry began to emerge. The Federal Reserve, concerned that an overheated economy would cause inflationary pressures, raised the Federal Funds Rate on six different occasions between June 1999 and May 2000. As the year progressed, fears of a dramatic economic slowdown mounted, causing some economists to believe the Federal Reserve may have been overzealous in its attempts to slow the economy.

Stock market turmoil resulted in response to warnings about corporate revenue and profit shortfalls, a spike in oil prices, new lows in the Euro and concerns about elevated valuations in technology and dot com companies. For the first time in a decade, three major equity indices (the S&P 500, the Dow Jones industrial Average, and the NASDAQ Composite) finished the year with negative returns.

Bonds, in particular treasuries, provided excellent returns in 2000. Portfolios invested in higher-quality, intermediate and longer maturity bonds did particularly well last year, earning returns in excess of 10%. Returns for funds heavily invested in low-rated,junk bonds, however, were generally negative as investors reacted to signs of a slowing economy and an increasing level of defaults by lower quality borrowers.

As we enter 2001,the economic outlook is rather bleak for the first half of the year. However, due to recent stimulus by the Federal Reserve, it is hoped that
economic  momentum  will advance in the second half.   Equity returns   are also
likely to experience a rocky start as investors monitor corporate earnings and the Feds success in orchestrating moderate yet sustainable economic growth. An accommodative Fed in combination with continued moderate inflation should bode well for the bond market.

In closing,American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ R. Stephen Radcliffe
R. Stephen Radcliffe, FSA
Chairman of the Board of Directors and President

Indianapolis, Indiana
February 14, 2001

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                                       2

Report of Independent Accountants

The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Unit Trust at
December  31  2000 the  results  of  its operations  and  changes  in its net
assets  for each of the  periods indicated, in  conformity   with    accounting
principles generally accepted in the United States of America These  financial
statements are the    responsibility  of the      Trusts    management; our
responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examinin, on a test basis evidence supporting the amounts
and   disclosures  in  the financial statements  assessing  the     accounting
principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31 2000 by correspondence
with the mutual funds,  provide a reasonable    basis for  the opinion expressed
above.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 14, 2001

(This page is intentionally blank.)

                            AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                               December 31, 2000


                                                          AUL American Series Fund

                                                                                                  Tactical Asset
                                    Equity         Money Market       Bond          Managed       Allocation


Assets:
  Investments at value              $  40,991,108  $  25,280,803      $  15,762,030 $ 27,247,829 $     52,055



Net assets                          $  40,991,108  $  25,280,803      $  15,762,030 $ 27,247,829 $     52,055



Units outstanding                      12,597,555     17,689,664          7,983,484   10,360,033       41,667



Accumulation unit value             $        3.25  $        1.43      $        1.97 $      2.63  $       1.25






                                           AUL American Series Fund                     Fidelity

                                      Conservative       Moderate       Aggressive
                                        Investor         Investor       Investor     High Income     Growth



Assets:
  Investments at value              $     225,005  $     401,956      $     275,565 $ 16,644,942 $157,821,066



Net assets                          $     225,005  $     401,956      $     275,565 $ 16,644,942 $157,821,066



Units outstanding                         201,345        372,182            259,144   12,815,473   46,168,040



Accumulation unit value             $        1.12  $        1.08      $        1.06 $       1.30 $       3.42


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                               December 31, 2000


                                                                          Fidelity


                                        Overseas     Asset Manager      Index 500    Equity-Income  Contrafund



Assets:
  Investments at value              $  21,682,052  $  93,040,924      $ 180,585,680 $  24,051,049  $ 54,911,075



Net assets                          $  21,682,052  $  93,040,924      $ 180,585,680 $  24,051,049  $ 54,911,075




Units outstanding                      11,353,249     48,253,843         58,495,675    11,109,818    20,337,472



Accumulation unit value             $        1.91  $        1.93      $        3.09 $        2.16  $       2.70



                                       American
                                       Century                             Alger                          Calvert

                                      VP Capital          American       American       American      Social Mid Cap
                                     Appreciation          Growth        Balanced   Leveraged AllCap      Growth



Assets:
  Investments at value              $  10,277,640  $  87,289,262      $     359,609 $      31,551   $ 10,167,670



Net assets                          $  10,277,640  $  87,289,262     $      359,609 $      31,551   $ 10,167,670



Units outstanding                       5,192,872     30,678,545            404,710        48,491      4,159,423



Accumulation unit value             $        1.98  $        2.85      $        0.89 $        0.65   $       2.44



The accompanying notes are an integral part of the financial statements.
                                       6

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                               December 31, 2000


                                     T. Rowe Price                  PBHG                         Janus

                                                                       Technology &     Worldwide     Flexible
                                     Equity Income       Growth II    Communications     Growth        Income


Assets:
  Investments at value              $  45,982,202  $   7,526,375      $   4,778,903 $  56,414,224   $  6,457,771



Net assets                          $  45,982,202  $   7,526,375     $    4,778,903 $  56,414,224   $  6,457,771



Units outstanding                      20,201,701      4,102,333          1,878,426    28,723,922      5,236,802



Accumulation unit value             $        2.28  $        1.83      $        2.54 $        1.96   $       1.23




                                                SAFECO


                                        Equity             Growth

Assets:
  Investments at value              $   6,334,421  $  12,837,067



Net assets                          $   6,334,421  $  12,837,067



Units outstanding                       4,652,378      9,376,539



Accumulation unit value             $        1.36  $        1.37


The accompanying notes are an integral part of the financial statements.
                                       7

                            AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2000

                                                             AUL American Series Fund

                                                                                                     Tactical Asset
                                         Equity        Money Market       Bond          Managed      Allocation


Investment income:
  Dividend income                   $   2,881,288  $   1,296,194      $     945,999 $   1,808,901   $     4,643
  Mortality and expense charges           451,388        281,217            164,868       311,632           577

  Net investment income (loss)          2,429,900      1,014,977            781,131     1,497,269         4,066


Gain (loss) on investments:
  Net realized gain (loss)             (1,955,635)                        (217,516)       117,470       (1,964)
  Net change in unrealized
   appreciation (depreciation)           4,972,629                          650,218     1,696,251         2,866

  Net gain (loss)                        3,016,994                          432,702     1,813,721           902


Increase (decrease) in
  net assets from operations        $    5,446,894 $   1,014,977      $   1,213,833 $   3,310,990   $     4,968




                                           AUL American Series Fund                     Fidelity

                                     Conservative      Moderate        Aggressive
                                       Investor        Investor         Investor      High Income     Growth


Investment income:
  Dividend income                   $      15,863  $      29,943      $      22,377 $   1,291,601   $  16,996,862
  Mortality and expense charges             2,650          4,485              2,742       230,883       2,091,508

  Net investment income (loss)             13,213         25,458             19,635     1,060,718      14,905,354


Gain (loss) on investments:
  Net realized gain (loss)                (1,162)            869              1,636      (582,106)      7,103,423
  Net change in unrealized
   appreciation (depreciation)            (8,400)        (36,501)          (36,011)    (5,276,361)    (43,832,930)

  Net gain (loss)                         (9,562)        (35,632)           (34,375)   (5,858,467)    (36,729,507)


Increase (decrease) in
  net assets from operations        $      3,651   $     (10,174)     $     (14,740)$  (4,797,749)  $ (21,824,153)


The accompanying notes are an integral part of the financial statements.
                                       8

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2000

                                                                          Fidelity


                                         Overseas     Asset Manager      Index 500    Equity-Income  Contrafund


Investment income:
  Dividend income                   $   2,449,211  $   9,036,885      $   2,056,139 $   1,704,921   $  6,760,685
  Mortality and expense charges           298,768      1,105,102          2,053,423       263,531        683,176

  Net investment income (loss)          2,150,443      7,931,783              2,716     1,441,390      6,077,509


Gain (loss) on investments:
  Net realized gain (loss)              1,193,564        424,482          4,611,909       450,344      1,158,999
  Net change in unrealized
   appreciation (depreciation)         (8,547,598)   (13,107,686)      (24,954,504)     (399,153)   (11,592,797)

  Net gain (loss)                      (7,354,034)   (12,683,204)      (20,342,595)        51,191   (10,433,798)


Increase (decrease) in
  net assets from operations        $  (5,203,591) $  (4,751,421)     $ (20,339,879)$   1,492,581   $(4,356,289)




                                       American
                                       Century                            Alger                          Calvert

                                       VP Capital        American        American       American      Social Mid Cap
                                     Appreciation         Growth         Balanced   Leveraged AllCap     Growth

                                                                      For the period For the period
                                                                       from 5/01/00   from 5/01/00
                                                                      (commencement) (commencement)
                                                                        to 12/31/00    to 12/31/00


Investment income:
  Dividend income                   $     191,913  $  12,323,830      $             $               $    811,433
  Mortality and expense charges           104,460      1,171,495             661              107         93,575

  Net investment income (loss)             87,453     11,152,335           (661)            (107)        717,858


Gain (loss) on investments:
  Net realized gain (loss)              1,002,836      3,712,062            (14)             (13)        673,253
  Net change in unrealized
   appreciation (depreciation)        (1,078,674)   (31,235,355)        (12,856)          (5,259)    (1,072,365)

  Net gain (loss)                        (75,838)   (27,523,293)        (12,870)          (5,272)      (399,112)


Increase (decrease) in
  net assets from operations        $      11,615  $(16,370,958)      $ (13,531)    $     (5,379)   $   318,746

The accompanying notes are an integral part of the financial statements.
                                       9

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2000


                                     T. Rowe Price                  PBHG                         Janus

                                                                       Technology &     Worldwide     Flexible
                                     Equity Income      Growth II     Communications     Growth        Income


Investment income:
  Dividend income                   $   3,319,407  $     163,866      $     594,776 $   5,018,704   $    324,694
  Mortality and expense charges           507,427         92,995             90,054       718,723         68,639

  Net investment income (loss)          2,811,980         70,871            504,722     4,299,981        256,055


Gain (loss) on investments:
  Net realized gain (loss)                 14,505        937,693          1,160,271     9,176,842       (45,773)
  Net change in unrealized
   appreciation (depreciation)          1,624,754     (3,905,514)       (6,146,323)   (25,236,067)        77,773

  Net gain (loss)                       1,639,259     (2,967,821)       (4,986,052)   (16,059,225)        32,000


Increase (decrease) in
  net assets from operations        $   4,451,239  $  (2,896,950)     $ (4,481,330) $ (11,759,244)  $    288,055



                                                SAFECO



                                         Equity          Growth


Investment income:
  Dividend income                   $      48,491   $   1,399,308
  Mortality and expense charges            74,059         159,895

  Net investment income (loss)           (25,568)       1,239,413


Gain (loss) on investments:
  Net realized gain (loss)                 14,119         161,433
  Net change in unrealized
   appreciation (depreciation)          (759,337)      (2,462,114)

  Net gain (loss)                       (745,218)      (2,300,681)


Increase (decrease) in
  net assets from operations        $    (770,786)  $  (1,061,268)


The accompanying notes are an integral part of the financial statements.
                                       10

                            AUL American Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        AUL American Series Fund

                                                    Equity                 Money Market                  Bond


                                          Year            Year              Year         Year           Year         Year
                                         ended           ended             ended        ended          ended        ended
                                       12/31/00         12/31/99         12/31/00     12/31/99       12/31/00      12/31/99


Increase in net assets
from operations:
  Net investment income
   (loss)                           $  2,429,900   $  7,384,137       $  1,014,977   $   526,077     $   781,131    $   617,608
  Net realized gain (loss)           (1,955,635)      2,919,543                                         (217,516)      (177,220)
  Net change in unrealized
     appreciation
     (depreciation)                    4,972,629    (11,074,489)                                         650,218      (764,376)


Increase (decrease)
  in net assets
  from operations                      5,446,894       (770,809)         1,014,977       526,077       1,213,833      (323,988)

Contract owner transactions:
  Proceeds from units sold            18,308,042      13,860,546       155,241,954    91,529,796      18,232,689     11,709,384
  Cost of units redeemed            (22,139,302)    (14,819,201)      (153,091,650)  (80,641,877)    (17,020,394)   (10,985,258)

     Increase (decrease)             (3,831,260)       (958,655)         2,150,304    10,887,919       1,212,295        724,126


Net increase (decrease)               1,615,634      (1,729,464)         3,165,281    11,413,996       2,426,128        400,138
Net assets, beginning
  of year                            39,375,474      41,104,938         22,115,522    10,701,526      13,335,902     12,935,764

Net assets, end of year             $40,991,108    $ 39,375,474       $ 25,280,803  $ 22,115,522    $ 15,762,030   $ 13,335,902


Units sold                            6,266,031       4,841,239        111,157,024    68,064,697       9,540,825      6,402,395
Units redeemed                       (7,723,888)     (5,162,554)      (109,662,099)  (59,971,356)     (8,949,619)    (6,013,349)


Net increase (decrease)              (1,457,857)       (321,315)         1,494,925     8,093,341         591,206        389,046
Units outstanding, beginning
  of year                            14,055,412      14,376,727         16,194,739     8,101,398       7,392,278      7,003,232

Units outstanding,
  end of year                        12,597,555      14,055,412         17,689,664    16,194,739       7,983,484      7,392,278

The accompanying notes are an integral part of the financial statements.
                                       11

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                        AUL American Series Fund

                                                Managed                 Tactical Asset   Allocation      Conservative Investor


                                         Year             Year             Year          Year            Year         Year
                                        ended             ended            ended         ended           ended        ended
                                       12/31/00         12/31/99          12/31/00     12/31/99        12/31/00     12/31/99



Increase in net assets
from operations:
  Net investment income
   (loss)                           $  1,497,269   $  3,503,164       $     4,066   $       805     $    13,213    $    12,986
  Net realized gain (loss)               117,470      1,221,117            (1,964)         (174)         (1,162)         1,541
  Net change in unrealized
     appreciation
     (depreciation)                    1,696,251     (5,248,816)            2,866        (2,661)         (8,400)        (6,257)

Increase (decrease)
  in net assets
  from operations                      3,310,990       (524,535)            4,968        (2,030)          3,651          8,270

Contract owner transactions:
  Proceeds from units sold             9,479,681      4,931,465            18,340         5,809          50,809        203,624
  Cost of units redeemed             (11,843,087)    (6,363,265)          (14,868)       (2,262)        (48,642)       (93,964)

     Increase (decrease)              (2,363,406)    (1,431,800)            3,472         3,547           2,167        109,660


Net increase (decrease)                  947,584     (1,956,335)            8,440         1,517           5,818        117,930
Net assets, beginning
  of year                             26,300,245     28,256,580            43,615        42,098         219,187        101,257

Net assets, end of year             $ 27,247,829   $ 26,300,245       $    52,055   $    43,615     $   225,005    $   219,187


Units sold                             4,013,287      2,095,316            16,008         4,958          46,406        191,968
Units redeemed                        (5,070,620)    (2,698,185)          (13,082)       (2,013)        (45,473)       (88,194)


Net increase (decrease)               (1,057,333)      (602,869)            2,926         2,945             933        103,774
Units outstanding, beginning
  of year                             11,417,366     12,020,235            38,741        35,796         200,412         96,638

Units outstanding,
  end of year                         10,360,033     11,417,366            41,667        38,741         201,345        200,412


The accompanying notes are an integral part of the financial statements.
                                       12

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                          AUL American Series Fund                              Fidelity

                                           Moderate Investor              Aggressive Investor                  High Income


                                         Year               Year           Year         Year             Year         Year
                                        ended              ended          ended        ended            ended        ended
                                       12/31/00          12/31/99        12/31/00     12/31/99         12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income
   (loss)                           $     25,458   $     16,088       $    19,635   $     9,768     $  1,060,718   $ 1,475,411
  Net realized gain (loss)                   869          2,860             1,636        10,855         (582,106)     (488,300)
  Net change in unrealized
      appreciation
      (depreciation)                     (36,501)           530           (36,011)       (4,178)      (5,276,361)      230,867

Increase (decrease)
  in net assets
  from operations                        (10,174)        19,478           (14,740)       16,445       (4,797,749)    1,217,978

Contract owner transactions:
  Proceeds from units sold               130,000        167,021           357,336       310,618       10,266,875     6,876,495
  Cost of units redeemed                 (35,251)       (60,785)         (256,305)     (281,917)      (8,285,750)   (6,403,576)

     Increase (decrease)                  94,749        106,236           101,031        28,701        1,981,125       472,919


Net increase (decrease)                   84,575        125,714            86,291        45,146      (2,816,624)     1,690,897
Net assets, beginning
  of year                                317,381        191,667           189,274       144,128      19,461,564     17,770,667

Net assets, end of year             $    401,956   $    317,381       $   275,565   $   189,274     $16,644,942    $19,461,564


Units sold                               119,260        158,143           321,998       290,526       6,719,383      4,129,509
Units redeemed                           (32,640)       (56,915)         (228,300)     (264,016)     (5,376,613)    (3,845,050)


Net increase (decrease)                   86,620        101,228            93,698        26,510       1,342,770        284,459
Units outstanding, beginning
  of year                                285,562        184,334           165,446       138,936      11,472,703     11,188,244

Units outstanding,
  end of year                            372,182        285,562           259,144       165,446      12,815,473     11,472,703


The accompanying notes are an integral part of the financial statements.
                                       13

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                Fidelity

                                                Growth                           Overseas                    Asset Manager



                                          Year              Year            Year         Year             Year         Year
                                         ended             ended            ended        ended           ended        ended
                                       12/31/00          12/31/99         12/31/00     12/31/99         12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income
   (loss)                           $ 14,905,354   $  9,385,728       $ 2,150,443   $   460,422     $ 7,931,783    $ 4,264,898
  Net realized gain (loss)             7,103,423      6,752,711         1,193,564     1,628,957         424,482      1,222,593
  Net change in unrealized
     appreciation
     (depreciation)                  (43,832,930)    21,208,589        (8,547,598)    4,797,707     (13,107,686)     1,767,972

Increase (decrease)
  in net assets
  from operations                    (21,824,153)    37,347,028        (5,203,591)    6,887,086      (4,751,421)     7,255,463

Contract owner transactions:
  Proceeds from units sold           108,272,532     55,481,730        32,949,303    28,987,886      42,838,943     22,121,056
  Cost of units redeemed             (79,386,722)   (35,018,964)      (30,620,204)  (28,474,403)    (29,481,698)   (13,698,460)

     Increase (decrease)              28,885,810     20,462,766         2,329,099       513,483      13,357,245      8,422,596


Net increase (decrease)                7,061,657     57,809,794        (2,874,492)    7,400,569       8,605,824     15,678,059
Net assets, beginning
  of year                            150,759,409     92,949,615        24,556,544    17,155,975      84,435,100     68,757,041

Net assets, end of year             $157,821,066   $150,759,409       $21,682,052   $24,556,544     $93,040,924    $84,435,100


Units sold                            27,705,281     17,264,043        14,998,842    15,443,839      21,534,538     11,604,398
Units redeemed                       (20,310,910)   (10,926,294)      (13,918,169)  (15,270,934)    (14,830,212)    (7,163,907)


Net increase (decrease)                7,394,371      6,337,749         1,080,673       172,905       6,704,326      4,440,491
Units outstanding, beginning
  of year                             38,773,669     32,435,920        10,272,576    10,099,671      41,549,517     37,109,026

Units outstanding,
  end of year                         46,168,040     38,773,669        11,353,249    10,272,576      48,253,843     41,549,517


The accompanying notes are an integral part of the financial statements.
                                       14

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                Fidelity

                                               Index 500                      Equity-Income                    Contrafund


                                          Year            Year              Year           Year          Year           Year
                                         edned            ended            ended          ended          ended         ended
                                       12/31/00          12/31/99        12/31/00       12/31/99        12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income
   (loss)                           $      2,716   $    135,592       $ 1,441,390   $   631,977     $ 6,077,509    $   833,565
  Net realized gain (loss)             4,611,909      4,725,317           450,344       683,568       1,158,999      1,324,679
  Net change in unrealized
     appreciation
     (depreciation)                  (24,954,504)    15,439,605          (399,153)     (448,453)    (11,592,797)     6,740,895

Increase (decrease)
  in net assets
  from operations                    (20,339,879)    20,300,514         1,492,581       867,092      (4,356,289)     8,899,139

Contract owner transactions:
  Proceeds from units sold           121,398,162     62,207,216        12,677,028     7,343,259      18,117,263     17,781,195
  Cost of units redeemed             (60,115,453)   (31,484,676)      (12,052,392)   (4,657,852)    (10,803,343)    (6,128,638)

     Increase (decrease)              61,282,704     30,722,540           624,636     2,685,407       7,313,920     11,652,557


Net increase (decrease)               40,942,830     51,023,054         2,117,217     3,552,499       2,957,631     20,551,696
Net assets, beginning
  of year                            139,642,850     88,619,796        21,933,832    18,381,333      51,953,444     31,401,748

Net assets, end of year             $180,585,680   $139,642,850       $24,051,049   $21,933,832     $54,911,075    $51,953,444


Units sold                            35,984,549     19,979,586         6,209,914     3,622,841       6,350,708      6,946,163
Units redeemed                       (18,008,665)   (10,052,745)       (5,949,107)   (2,311,530)     (3,758,502)    (2,361,599)


Net increase (decrease)               17,975,884      9,926,841           260,807     1,311,311       2,592,206      4,584,564
Units outstanding, beginning
  of year                             40,519,791     30,592,950        10,849,011     9,537,700      17,745,266     13,160,702

Units outstanding,
  end of year                         58,495,675     40,519,791        11,109,818    10,849,011      20,337,472     17,745,266

The accompanying notes are an integral part of the financial statements.
                                       15

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                           American Century                                        Alger
                                                                                                             American
                                                                                                     American         Leveraged
                                                                                                     Balanced          AllCap
                                         VP Capital Appreciation             American Growth       For the period  For the period
                                          Year          Year              Year         Year         from 5/01/00   from 5/01/00
                                           ended        ended              ended        ended      (commencement)  (commencement)
                                          12/31/00    12/31/99            12/31/00     12/31/99     to 12/31/00     to 12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                           $     87,453   $    (32,801)      $11,152,335   $ 4,378,195    $      (661)   $      (107)
  Net realized gain (loss)             1,002,836         16,020         3,712,062     4,990,390            (14)           (13)
  Net change in unrealized
     appreciation
     (depreciation)                   (1,078,674)     1,570,713       (31,235,355)    8,453,020        (12,856)         (5,259)

Increase (decrease)
  in net assets
  from operations                         11,615      1,553,932       (16,370,958) ) 17,821,605        (13,531)         (5,379)

Contract owner transactions:
  Proceeds from units sold            11,026,122      1,578,349        58,137,724    60,560,768        373,180          36,967
  Cost of units redeemed              (5,235,185)      (814,432)      (38,399,336)  (36,135,832)           (40)            (37)

     Increase (decrease)               5,790,937        763,917        19,738,388    24,424,936        373,140          36,930


Net increase (decrease)                5,802,552      2,317,849         3,367,430    42,246,541        359,609          31,551
Net assets, beginnin
  of year                              4,475,088      2,157,239        83,921,832    41,675,291

Net assets, end of year             $ 10,277,640   $  4,475,088       $87,289,262   $83,921,832    $   359,609    $    31,551


Units sold                             5,249,320      1,169,272        17,199,519    21,177,833        404,755         48,548
Units redeemed                        (2,491,373)      (639,509)      (11,347,079)  (12,633,768)           (45)           (57)


Net increase (decrease)                2,757,947        529,763         5,852,440     8,544,065        404,710         48,491
Units outstanding, beginning
  of year                              2,434,925      1,905,162        24,826,105    16,282,040

Units outstanding,
  end of year                          5,192,872      2,434,925        30,678,545    24,826,105        404,710         48,491


The accompanying notes are an integral part of the financial statements.
                                       16

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                Calvert                      T. Rowe Price                       PBHG

                                         Social Mid Cap Growth               Equity Income                    Growth II

                                         Year            Year                Year         Year              Year         Year
                                         ended           ended              ended        ended            ended        ended
                                       12/31/00        12/31/99            12/31/00     12/31/99          12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income
   (loss)                           $    717,858   $    386,984       $ 2,811,980   $ 2,149,603     $    70,871    $   (13,747)
  Net realized gain (loss)               673,253         22,288            14,505     1,123,495         937,693        323,168
  Net change in unrealized
     appreciation
     (depreciation)                   (1,072,365)       (78,511)        1,624,754    (2,559,217)     (3,905,514)       722,768

Increase (decrease)
  in net assets
  from operations                        318,746        330,761         4,451,239       713,881      (2,896,950)     1,032,189

Contract owner transactions:
  Proceeds from units sold            34,089,254      9,364,553        20,846,581    13,993,815      16,873,991      2,563,649
  Cost of units redeemed             (30,024,858)    (8,708,522)      (23,039,554)   (8,963,830)     (9,299,306)    (1,217,417)

     Increase (decrease)               4,064,396        656,031        (2,192,973)    5,029,985       7,574,685      1,346,232


Net increase (decrease)                4,383,142        986,792         2,258,266     5,743,866       4,677,735      2,378,421
Net assets, beginning
  of year                              5,784,528      4,797,736        43,723,936    37,980,070       2,848,640        470,219

Net assets, end of year             $ 10,167,670   $  5,784,528       $45,982,202   $43,723,936     $ 7,526,375    $ 2,848,640


Units sold                            13,300,155      4,531,362        10,095,004     6,721,707       6,656,047      1,555,614
Units redeemed                       (11,747,390)    (4,208,365)      (11,340,853)   (4,355,598)     (3,831,483)      (690,718)


Net increase (decrease)                1,552,765        322,997        (1,245,849)    2,366,109       2,824,564        864,896
Units outstanding, beginning
  of year                              2,606,658      2,283,661        21,447,550    19,081,441       1,277,769        412,873

Units outstanding,
  end of year                          4,159,423      2,606,658        20,201,701    21,447,550       4,102,333      1,277,769


The accompanying notes are an integral part of the financial statements.
                                       17

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                 PBHG                                            Janus

                                      Technology & Communications           Worldwide Growth           Flexible Income

                                          Year            Year              Year          Year           Year         Year
                                          ended           ended            ended          ended         ended        ended
                                         12/31/00       12/31/99         12/31/00       12/31/99      12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income
   (loss)                           $    504,722   $    (15,058)      $ 4,299,981   $  (222,860)    $   256,055    $   271,201
  Net realized gain (loss)             1,160,271        247,298         9,176,842     4,220,640         (45,773)       (25,051)
  Net change in unrealized
     appreciation
     (depreciation)                   (6,146,323)     1,959,262       (25,236,067)    9,256,574          77,773       (218,303)

Increase (decrease)
  in net assets
  from operations                     (4,481,330)     2,191,502       (11,759,244)   13,254,354         288,055         27,847

Contract owner transactions:
  Proceeds from units sold            15,750,560      2,438,309       105,314,487    34,939,204       2,317,658      3,714,331
  Cost of units redeemed             (10,732,365)      (676,330)      (78,245,165)  (19,222,537)     (1,367,219)    (1,103,472)

     Increase (decrease)               5,018,195      1,761,979        27,069,322    15,716,667         950,439      2,610,859


Net increase (decrease)                  536,865      3,953,481        15,310,078    28,971,021       1,238,494      2,638,706
Net assets, beginning
  of year                              4,242,038        288,557        41,104,146    12,133,125       5,219,277      2,580,571

Net assets, end of year             $  4,778,903   $  4,242,038       $56,414,224   $41,104,146     $ 6,457,771    $ 5,219,277


Units sold                             3,236,571        980,325        44,319,737    19,640,460       1,952,189      3,189,154
Units redeemed                        (2,311,228)      (241,289)      (33,030,661)  (10,563,525)     (1,157,883)     (950,728)


Net increase (decrease)                  925,343        739,036        11,289,076     9,076,935         794,306     2,238,426
Units outstanding, beginning
  of year                                953,083        214,047        17,434,846     8,357,911       4,442,496     2,204,070

Units outstanding,
  end of year                          1,878,426        953,083        28,723,922    17,434,846       5,236,802     4,442,496

The accompanying notes are an integral part of the financial statements.
                                       18

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                         SAFECO

                                                 Equity                          Growth
                                          Year           Year                Year         Year
                                          ended         ended              ended        ended
                                        12/31/00       12/31/99          12/31/00     12/31/99

Increase in net assets
from operations:
  Net investment income
   (loss)                           $    (25,568)  $  243,764         $  1,239,413  $  (119,432)
  Net realized gain (loss)                14,119       56,086              161,433     (815,894)
  Net change in unrealized
     appreciation
     (depreciation)                     (759,337)     (18,645)          (2,462,114)   1,583,201

Increase (decrease)
  in net assets
  from operations                       (770,786)     281,205           (1,061,268)     647,875

Contract owner transactions:
  Proceeds from units sold             2,771,537    2,911,189           14,815,201    4,676,377
  Cost of units redeemed              (1,152,325)    (619,691)         (12,576,736)  (3,109,005)

     Increase (decrease)               1,619,212    2,291,498            2,238,465    1,567,372


Net increase (decrease)                  848,426    2,572,703            1,177,197    2,215,247
Net assets. beginning
  of year                              5,485,995    2,913,292           11,659,870    9,444,623

Net assets, end of year             $  6,334,421 $  5,485,995         $ 12,837,067  $11,659,870


Units sold                             1,893,039    1,923,486            9,770,951    3,563,271
Units redeemed                          (790,549)    (408,349)          (8,287,077)  (2,359,033)


Net increase (decrease)                1,102,490    1,515,137            1,483,874    1,204,238
Units outstanding, beginning
  of year                              3,549,888    2,034,751            7,892,665    6,688,427

Units outstanding,
  end of year                          4,652,378    3,549,888            9,376,539    7,892,665


   The accompanying notes are an integral part of the financial statements.
                                       19

                          NOTES TO FINANCIAL STATEMENTS

1.    Summary of Significant Accounting Policies

The AUL American Unit Trust Variable Accountwas established by American United Life Insurance Company AUL on August 17,1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940 as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios
offered  by   the   AUL  American Series Fund, Inc. (AUL American Series Fund),
Fidelity Variable  Insurance Products Fund (Equity Income, Growth, High Income,
Overseas) and  Fidelity  Variable   Insurance  Products  Fund II(Asset Manager,
Contrafund, Index 500)(Fidelity),  American  Century  Variable Portfolios, Inc.
(American   Century),  Alger  American  Fund  (Alger), Calvert  Variable Series
(Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc.(PBHG), Janus Aspen Series(Janus), and Safeco Resource Series Trust (Safeco).

Security Valuation, Transactions and Related Investment Income

The market value of the investments is based on the Net Asset Value (NAV)of the underlying mutualfunds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments at December 31, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality
and expense charge shall not increase. The  charges  incurred   during the years
ended December 31, 2000 and 1999 were $11,028,040 and $8,066,546,respectively.

Taxes

Operations  of the   Variable   Account   are part  of, and are taxed with, the
operations of AUL, which  is   taxed    as a life insurance company under the
Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates

The preparation of financialstatements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by
governmental     entities.   AUL deducts an annual administrative charge from
each participants   account   which   may not   exceed  the lesser   of 0.5% of
the participants account value or $7.50 per quarter. The  charge  is  assessed
every quarter on a participant account if it is in    existence on the quarterly
contract anniversary, and the charge is assessed only during  the   accumulation
period. Administration charges  are   waived if   the account balance exceeds a
certain amount. The charges incurred during the years ended December 31, 2000 and 1999 were $316,392 and $267,806, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10%of the participants account value as ofthe last contract anniversary preceding the request for the withdrawal. However, the contract owner has a rightto a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participants account has been in existence, as follows:

                     Account Year                           Withdrawal Charge


                         1 - 5                                     8%

                        6 - 10                                     4%

                      11 or more                                   0%

The aggregrate withdrawal charges will not exceed 8.5% of thecontributions made by or on behalf of a participant under a contract. On other contracts AUL may assess withdrawal charges ranging from 7% to 1%, depending on the account year. The charges incurred during the year ended December 31, 2000 and the year ended December 31, 1999, were $2,033,271 and $492,409, respectively.

3. Accumulation Unit Value

The change in the Accumulation Unit Value per unit for the year ended December 31, 2000, or from Commencement of operations, May 1, 2000 through December 31, 2000 is:

                                        12/31/00         12/31/99      Change


   AUL American Series Fund:
      Equity                        $  3.253858     $   2.801463        16.1%
      Money Market                     1.428818         1.365432         4.6%
      Bond                             1.974311         1.804008         9.4%
      Managed                          2.630318         2.303541        14.2%
      Tactical                         1.248966         1.125687        11.0%
      Conservative Investor            1.117498         1.093664         2.2%
      Moderate Investor                1.079999         1.111433        -2.8%
      Aggressive Investor              1.063433         1.144073        -7.0%
   Fidelity:
      High Income                      1.298815         1.696336       -23.4%
      Growth                           3.418406         3.888193       -12.1%
      Overseas                         1.909763         2.390496       -20.1%
      Asset Manager                    1.928162         2.032156        -5.1%
      Index 500                        3.086968         3.446288       -10.4%
      Equity Income                    2.164850         2.021734         7.1%
      Contrafund                       2.699997         2.927735        -7.8%
   American Century:
      VP Capital Appreciation          1.979104         1.837874         7.7%
   Alger:
      American Growth                  2.845259         3.380386       -15.8%
   Calvert:
      Social Mid Cap Growth            2.444495         2.219136        10.2%
   T. Rowe Price:
      Equity Income                    2.276170         2.038645        11.7%

                                        12/31/00        12/31/99         Change


   PBHG:
      Growth II                     $  1.834646     $   2.229388       -17.7%
      Technology &
      Communications                   2.544081         4.450861       -42.8%
   Janus:
      Worldwide Growth                 1.963525         2.357586       -16.7%
      Flexible Income                  1.232824         1.174794         4.9%

   Safeco:
      Equity                           1.361549         1.545400       -11.9%
      Growth                           1.369056      1.477304        -7.3%

                                          12/31/00      05/01/00        Change


   Alger:
      American Balanced             $  0.888559     $   1.000000       -11.1%
      American
  Leveraged AllCap                     0.650528         1.000000        -34.9%


4.    Cost of Investments
   The cost of investments at December 31, 2000, is:

                                          >

   AUL American Series Fund:
      Equity                        $ 43,974,376
      Money Market                    25,280,803
      Bond                            16,123,904
      Managed                         28,669,931
      Tactical                            53,401
      Conservative Investor              238,223
      Moderate Investor                  433,088
      Aggressive Investor                310,037

   Fidelity:
      High Income                   $ 22,814,856
      Growth                         159,910,726
      Overseas                        25,325,861
      Asset Manager                   96,802,444
      Index 500                      176,968,743
      Equity Income                   23,008,437
      Contrafund                      53,371,979

   American Century:
   VP Capital Appreciation $           9,887,529
         Alger:
      American Growth               $103,608,266
      American Balanced                  372,465
      American
        Leveraged AllCap                  36,810

   Calvert:
      Social Mid Cap Growth         $ 11,313,370

   T. Rowe Price:
      Equity Income                 $ 45,147,971

   PBHG:
      Growth II                     $ 10,662,121
      Technology &
        Communications                 8,911,777

   Janus:
      Worldwide Growth              $ 70,880,683
      Flexible Income                  6,614,402

   Safeco:
      Equity                        $  6,967,255
      Growth                          15,093,081

5.    Mutual Fund Shares


   Mutual fund shares owned at December 31, 2000:
         AUL American Series Fund:
      Equity                         2,332,884
      Money Market                  25,280,803
      Bond                           1,500,860
      Managed                        1,969,201
      Tactical Asset Allocation          4,205
      Conservative Investor             23,056
      Moderate Investor                 42,072
      Aggressive Investor               29,306

   Fidelity:
      High Income                    2,034,834
      Growth                         3,615,603
      Overseas                       1,084,645
      Asset Manager                  5,815,058
      Index 500                      1,207,689
      Equity Income                    942,439
      Contrafund                     2,313,019

   American Century:
   VP Capital Appreciation             651,308
         Alger:
 American Growth                     1,846,610
 American Balanced                      26,115
 American Leveraged All Cap                813
   Calvert
      Social Mid-Cap                   327,672

   PBHG:
      Growth II                        398,643
      Telecommunications &
        Communications                 192,931

   T Rowe Price:
      Equity Income                  2,352,031

   Janus:
      Worldwide Growth               1,525,533
      Flexible Income                  563,505

   Safeco:
 Equity                                230,678
Growth                                 682,460

   6.    Net Assets
   Net Assets at December 31, 2000, are:
                                                       AUL American Series Fund

                                                                                                     Tactical Asset
                                         Equity       Money Market       Bond            Managed     Allocation

Proceeds from units sold            $  79,122,614   $ 356,166,030   $   59,832,033  $  46,882,351   $     68,051
Cost of units redeemed                (58,178,839)   (333,165,650)     (46,960,558)   (32,123,262)       (18,079)
Net investment income (loss)           15,164,587       2,280,423        3,384,360      9,986,005          5,682
Net realized gain (loss)                7,866,014                         (131,931)     3,924,837         (2,253)
Unrealized appreciation
(depreciation)                        (2,983,268)                       (361,874)    (1,422,102)        (1,346)

                                    $  40,991,108   $  25,280,803   $   15,762,030  $  27,247,829   $     52,055

                                                AUL American Series Fund                      Fidelity

                                       Conservative    Moderate        Aggressive
                                         Investor      Investor       Investor         High Income     Growth

Proceeds from units sold            $     353,000   $     482,282   $      827,345  $  44,797,728   $261,856,337
Cost of units redeemed                   (142,605)        (96,037)        (562,356)   (26,949,774   (160,202,639)
Net investment income (loss)               27,449          43,114           30,206      5,313,957     33,257,452
Net realized gain (loss)                      379           3,729           14,842       (347,055)    24,999,576
Unrealized appreciation
(depreciation)                            (13,218)        (31,132)         (34,472)    (6,169,914)    (2,089,660)

                                    $     225,005   $     401,956   $      275,565  $  16,644,942   $157,821,066

                                       23

   Net Assets at December 31, 2000, are:
                                                                  Fidelity


                                          Overseas    Asset Manager    Index 500      Equity-Income  Contrafund

Proceeds from units sold            $ 117,767,683   $ 138,323,482   $  291,144,427  $  39,647,818   $ 66,484,283
Cost of units redeemed               (102,373,498)    (69,689,418)    (136,158,984)   (21,848,581)   (25,334,998)
Net investment income (loss)            4,359,397      23,765,280        1,496,220      3,225,487      7,689,743
Net realized gain (loss)                5,572,279       4,403,100       20,487,080      1,983,713      4,532,951
Unrealized appreciation
(depreciation)                         (3,643,809)     (3,761,520)       3,616,937      1,042,612      1,539,096

                                    $  21,682,052   $  93,040,924   $  180,585,680  $  24,051,049   $ 54,911,075

                                       American
                                       Century                           Alger                         Calvert

                                       VP Capital       American       American         American    Social Mid Cap
                                     Appreciation        Growth           Balanced     Leveraged AllCap   Growth

Proceeds from units sold            $  17,630,300   $ 175,496,220   $      373,180  $      36,967    $ 66,876,182
Cost of units redeemed                 (8,739,921)   (104,148,177)             (40)           (37)    (58,411,658)
Net investment income (loss)              285,705      19,294,048             (661)          (107)      1,761,465
Net realized gain (loss)                  711,445      12,966,175              (14)           (13)      1,087,381
Unrealized appreciation
(depreciation)                            390,111     (16,319,004)         (12,856)        (5,259)     (1,145,700)

                                    $  10,277,640   $  87,289,262   $      359,609  $      31,551   $  10,167,670

                                     T. Rowe Price                PBHG                         Janus

                                                                       Technology &     Worldwide     Flexible
                                      Equity Income   Growth II      Communications     Growth        Income

Proceeds from units sold            $  75,139,306   $  19,920,531   $   18,544,014  $ 158,468,616   $  8,948,468
Cost of units redeemed                (40,205,924)    (10,572,808)     (11,524,764)  (104,817,143)    (2,893,233)
Net investment income (loss)            7,238,731          54,049          487,065      4,230,499        621,500
Net realized gain (loss)                2,975,858       1,260,349        1,405,462     12,998,711        (62,333)
Unrealized appreciation
(depreciation)                            834,231      (3,135,746)      (4,132,874)   (14,466,459)      (156,631)

                                    $  45,982,202   $   7,526,375   $    4,778,903  $  56,414,224   $  6,457,771

                                                SAFECO


                                         Equity        Growth

Proceeds from units sold            $   8,412,169   $  31,635,236
Cost of units redeemed                 (1,884,664)    (18,081,269)
Net investment income (loss)              358,347       2,275,418
Net realized gain (loss)                   81,403        (736,304)
Unrealized appreciation
(depreciation)                           (632,834)     (2,256,014)

                                    $   6,334,421   $  12,837,067

AUL
American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com
P-13118C 1/01